2ndVote Life Neutral Plus ETF
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.2%
United States - 99.2%
Aerospace & Defense - 4.9%
L3Harris Technologies, Inc.	1,960	$487,001
Raytheon Technologies Corp.	3,946	390,930
Total Aerospace & Defense		877,931
Air Freight & Logistics - 2.4%
FedEx Corp.	1,884	435,939
Beverages - 2.5%
Coca-Cola Co.	7,123	441,626
Biotechnology - 6.3%
Gilead Sciences, Inc.	6,757	401,704
Regeneron Pharmaceuticals, Inc. (a)	1,036	723,563
Total Biotechnology		1,125,267
Capital Markets - 3.5%
Bank of New York Mellon Corp.	6,712	333,116
BlackRock, Inc.	386	294,970
Total Capital Markets		628,086
Communications Equipment - 5.9%
Arista Networks, Inc. (a)	3,968	551,473
Lumentum Holdings, Inc. (a)	5,085	496,296
Total Communications Equipment		1,047,769
Consumer Finance - 2.2%
Discover Financial Services	3,543	390,403
Electronic Equipment, Instruments & Components - 6.4%
Amphenol Corp. - Class A	4,356	328,225
II-VI, Inc. (a)	7,507	544,183
Littelfuse, Inc.	1,101	274,600
Total Electronic Equipment, Instruments & Components		1,147,008
Food & Staples Retailing - 2.4%
BJ's Wholesale Club Holdings, Inc. (a)	6,358	429,864
Food Products - 2.4%
Hormel Foods Corp.	8,118	418,402
Health Care Equipment & Supplies - 2.6%
Stryker Corp.	1,718	459,307
Health Care Providers & Services - 6.3%
CVS Health Corp.	6,141	621,531
UnitedHealth Group, Inc.	982	500,790
Total Health Care Providers & Services		1,122,321
Hotels, Restaurants & Leisure - 3.3%
Chipotle Mexican Grill, Inc. (a)	376	594,843
Household Durables - 1.5%
PulteGroup, Inc.	6,227	260,911
Insurance - 3.4%
Lincoln National Corp.	9,176	599,743
Media - 3.8%
Charter Communications, Inc. - Class A (a)	419	228,573
Interpublic Group of Cos.	12,694	450,002
Total Media		678,575
Metals & Mining - 3.9%
Steel Dynamics, Inc.	8,306	692,970
Oil, Gas & Consumable Fuels - 6.3%
Devon Energy Corp.	8,309	491,311
Diamondback Energy, Inc.	4,577	627,415
Total Oil, Gas & Consumable Fuels		1,118,726
Professional Services - 2.5%
Jacobs Engineering Group, Inc.	3,284	452,568
Real Estate Investment Trusts (REITs) - 4.7%
Equinix, Inc.	543	402,700
Public Storage	1,092	426,186
Total Real Estate Investment Trusts (REITs)		828,886
Semiconductors & Semiconductor Equipment - 6.6%
Lam Research Corp.	1,272	683,840
Texas Instruments, Inc.	2,637	483,837
Total Semiconductors & Semiconductor Equipment		1,167,677
Software - 8.5%
Fortinet, Inc. (a)	2,268	775,067
ServiceNow, Inc. (a)	1,325	737,879
Total Software		1,512,946
Specialty Retail - 6.9%
Lowe's Cos., Inc.	2,977	601,920
O'Reilly Automotive, Inc. (a)	902	617,834
Total Specialty Retail		1,219,754
Total United States		17,651,522
TOTAL COMMON STOCKS (Cost $15,683,392)		17,651,522

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Government Obligations Fund, Class X 0.18% (b)	142,585	142,585
TOTAL SHORT-TERM INVESTMENTS (Cost $142,585)		142,585

Total Investments (Cost $15,825,977) - 100.0%		17,794,107
Other Assets in Excess of Liabilities - 0.0%		1,159
TOTAL NET ASSETS - 100.0%		$17,795,266

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quote is the annualized seven-day yield at March 31, 2022

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by the U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").